Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

Note 7 — INVENTORIES

The inventories consist of the following:

	December 31, 2023	December 31, 2022
Raw materials	$1,882,987	$339,665
finished goods	29,070,596	31,270,212
Inventories	$30,953,583	$31,609,877

The Company consistently monitors its inventory for potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserve was made for inventory as of December 31, 2023 and 2022.